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UNITED STATES	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31

Date of reporting period:	7/1/08 to 6/30/09

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

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FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Signet Group plc	SIG LN	G8126R113	8/19/2008	1. Authorize the directors to take all actions necessary to implement the scheme into effect referred to in the notice convening the General Meeting.	Issuer	Y	For	For
				2. Approve the operation of each of the Signet Jewelers Limited share plans.	Issuer	Y	For	For
Signet Group plc	SIG LN	G8126R113	8/19/2008	1. Approve the scheme of arrangement referred to in the notice convening the court meeting.	Issuer	Y	For	For
Fleetwood Enterprises, Inc.	FLE	339099103	9/18/2008	1. Election of Directors	Issuer	Y	For	For

2. Approve to increase the total number of shares of capital stock that Fleetwood is authorized to issue from 160,000,000 shares to 310,000,000 shares by increasing the total number of authorized shares of common stock from 150,000,000 to 300,000,000 shares and to decrease the par value of the common stock from $1.00 per share to $0.01 per share.

					Issuer	Y	For	For
				3. Approve the possible issuance of shares of common stock in settlement of the company’s potential obligation to repurchase its outstanding 5% convertible senior subordinated debentures.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for fiscal 2009.	Issuer	Y	For	For
				5. Authorize the board of directors, in its discretion, to adjourn or postpone the annual meeting.	Issuer	Y	For	For
Avnet, Inc.	AVT	053807103	11/6/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending June 27, 2009.	Issuer	Y	For	For
Western Digital Corporation	WDC	958102105	11/6/2008	1A. Election of Director: Peter D. Behrendt	Issuer	Y	For	For
				1B. Election of Director: Kathleen A. Cote	Issuer	Y	For	For
				1C. Election of Director: John F. Coyne	Issuer	Y	For	For
				1D. Election of Director: Henry T. Denero	Issuer	Y	For	For
				1E. Election of Director: William L. Kimsey	Issuer	Y	For	For
				1F. Election of Director: Michael D. Lambert	Issuer	Y	For	For
				1G. Election of Director: Matthew E. Massengill	Issuer	Y	For	For

				1H. Election of Director: Roger H. Moore	Issuer	Y	For	For
				1I. Election of Director: Thomas E. Pardun	Issuer	Y	For	For
				1J. Election of Director: Arif Shakeel	Issuer	Y	For	For
				2. Approve an amendment to the company’s 2005 employee stock purchase plan that would increase by 8,000,000 the number of shares of common stock available for issuance under the plan.	Issuer	Y	For	For
				3. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the company for the fiscal year ending July 3, 2009.	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/18/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve the material terms of the performance goals for performance-based compensation.	Issuer	Y	For	For
				3. Approve an advisory proposal of the company’s executive pay-for-performance policies and procedures.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2009.	Issuer	Y	For	For
Coachmen Industries, Inc.	COA	189873102	12/19/2008	1. Approval of asset purchase agreement and sale of substantially all of the assets of recreational vehicle business.	Issuer	Y	For	For
BJ Services Company	BJS	055482103	1/29/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve amendments to the company’s 2003 incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent auditor for the fiscal year 2009.	Issuer	Y	For	For
Atwood Oceanics, Inc.	ATW	050095108	2/12/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditors.	Issuer	Y	For	For
Cabot Oil & Gas Corporation	COG	127097103	4/28/2009	1A. Election of Director: Rhys J. Best	Issuer	Y	For	For
				1B. Election of Director: Robert Kelley	Issuer	Y	For	For
				1C. Election of Director: P. Dexter Peacock	Issuer	Y	For	For

				2. Approve an amendment to the company’s certificate of incorporation to increase the authorized common stock of the company from 120,000,000 shares to 240,000,000 shares.	Issuer	Y	For	For
				3. Re-approve the material terms of the performance goals under the 2004 incentive plan.	Issuer	Y	For	For
				4. Ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2009 fiscal year.	Issuer	Y	For	For
CNX Gas Corporation	CXG	12618H309	4/28/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the anticipated appointment of Ernst & Young LLP as independent auditor for 2009.	Issuer	Y	For	For
Coachmen Industries, Inc.	COA	189873102	4/30/2009	1. Election of Directors	Issuer	Y	For	For
				2. Amend the articles of incorporation of the company to authorize the issuance of up to 10,000,000 shares of preferred stock.	Issuer	Y	For	For
Arrow Electronics, Inc.	ARW	042735100	5/1/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/4/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2009.	Issuer	Y	For	For
Rowan Companies, Inc.	RDC	779382100	5/5/2009	1. Election of Directors	Issuer	Y	For	For
				2. Approve the 2009 Rowan Companies, Inc. incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent auditors for the fiscal year ended December 31, 2009.	Issuer	Y	For	For
Champion Enterprises, Inc.	CHB	158496109	5/6/2009	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the company’s independent auditors, the company’s audit committee has selected Ernst & Young to serve as independent auditor to the company.	Issuer	Y	For	For
Datapath, Inc.	DPTHL	23808R106	5/7/2009	1. Approval of the merger agreement and the merger.	Issuer	Y	For	For
				2. Authorizing management to adjourn the special meeting to allow time for further solicitations of proxies if necessary.	Issuer	Y	For	For
Newfield Exploration Company	NFX	651290108	5/7/2009	1A. Election of Director: David A. Trice	Issuer	Y	For	For
				1B. Election of Director: Lee K. Boothby	Issuer	Y	For	For
				1C. Election of Director: Philip J. Burguieres	Issuer	Y	For	For
				1D. Election of Director: Pamela J. Gardner	Issuer	Y	For	For
				1E. Election of Director: Dennis R. Hendrix	Issuer	Y	For	For
				1F. Election of Director: John Randolph Kemp III	Issuer	Y	For	For
				1G. Election of Director: J. Michael Lacey	Issuer	Y	For	For
				1H. Election of Director: Joseph H. Netherland	Issuer	Y	For	For
				1I. Election of Director: Howard H. Newman	Issuer	Y	For	For
				1J. Election of Director: Thomas G. Ricks	Issuer	Y	For	For
				1K. Election of Director: Juanita F. Romans	Issuer	Y	For	For
				1L. Election of Director: C. E. (Chuck) Shultz	Issuer	Y	For	For
				1M. Election of Director: J. Terry Strange	Issuer	Y	For	For
				2. Approve the Newfield Exploration Company 2009 omnibus stock plan.	Issuer	Y	For	For
				3. Approve the Newfield Exploration Company 2009 non-employee director restricted stock plan.	Issuer	Y	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP, independent registered public accounting firm, as independent auditors for the year ending December 31, 2009.	Issuer	Y	For	For
Rosetta Resources, Inc.	ROSE	777779109	5/8/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
				3. Approve the amended and restated Rosetta Resources, Inc. 2005 long-term incentive plan.	Issuer	Y	For	For
Mercury General Corporation	MCY	589400100	5/13/2009	1. Election of Directors	Issuer	Y	For	For
Cimarex Energy Co.	XEC	171798101	5/20/2009	1A. Election of Director: Jerry Box	Issuer	Y	For	For

				1B. Election of Director: Paul D. Holleman	Issuer	Y	For	For
				1C. Election of Director: Michael J. Sullivan	Issuer	Y	For	For
				2. Ratify appointment of KPMG LLP as independent auditors for 2009.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/20/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent accountants.	Issuer	Y	For	For
				3. Approval of amendment of by-laws.	Issuer	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/20/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify KPMG LLP as the independent registered public accounting firm to perform the annual audit of the company’s 2009 financial statements.	Issuer	Y	For	For
				3. In the proxyholders’ discretion on such other matters as may properly come before the meeting.	Issuer	Y	For	For
St. Mary Land & Exploration	SM	792228108	5/20/2009	1. Election of Directors	Issuer	Y	For	For
Company				2. Approval of the 2009 amendments to the equity incentive compensation plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP by the audit committee as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
Pride International, Inc.	PDE	74153Q102	5/21/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
Radioshack Corporation	RSH	750438103	5/21/2009	1A. Election of Director: Frank J. Belatti	Issuer	Y	For	For
				1B. Election of Director: Julian C. Day	Issuer	Y	For	For
				1C. Election of Director: Daniel R. Feehan	Issuer	Y	For	For
				1D. Election of Director: H. Eugene Lockhart	Issuer	Y	For	For
				1E. Election of Director: Jack L. Messman	Issuer	Y	For	For
				1F. Election of Director: Thomas G. Plaskett	Issuer	Y	For	For
				1G. Election of Director: Edwina D. Woodbury	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors of Radioshack Corporation to serve for the 2009 fiscal year.	Issuer	Y	For	For

				3. Adoption of the Radioshack Corporation 2009 annual and long-term incentive compensation plan.	Issuer	Y	For	For
				4. Adoption of the Radioshack Corporation 2009 incentive stock plan.	Issuer	Y	For	For
Ensco International	ESV	26874Q100	5/28/2009	1A. Election of Director: Gerald W. Haddock	Issuer	Y	For	For
Incorporated				1B. Election of Director: Paul E. Rowsey III	Issuer	Y	For	For
				1C. Election of Director: C. Christopher Gaut	Issuer	Y	For	For

2. Approval of an amendment to the Ensco 2005 long-term incentive plan and re-approval of the material terms of the performance goals therein for purposes of Section 162(m) of the Internal Revenue Code.

					Issuer	Y	For	For
				3. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	Issuer	Y	For	For
Horace Mann Educators	HMN	440327104	5/28/2009	1A. Election of Director: Mary H. Futrell	Issuer	Y	For	For
Corporation				1B. Election of Director: Stephen J. Hasenmiller	Issuer	Y	For	For
				1C. Election of Director: Louis G. Lower II	Issuer	Y	For	For
				1D. Election of Director: Joseph J. Melone	Issuer	Y	For	For
				1E. Election of Director: Charles A. Parker	Issuer	Y	For	For
				1F. Election of Director: Gabriel L. Shaheen	Issuer	Y	For	For
				1G. Election of Director: Roger J. Steinbecker	Issuer	Y	For	For
				1H. Election of Director: Charles R. Wright	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP, an independent registered public accounting firm, as the company’s auditors for the year ending December 31, 2009.	Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	6/3/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	Issuer	Y	For	For

Signet Jewelers Ltd.	SIG	G81276100	6/16/2009	1. Re-elect Marianne Parrs as a director	Issuer	Y	For	For
				2. Re-elect Thomas Plaskett as a director	Issuer	Y	For	For
				3. Appoint KPMG Audit plc as auditor of the company and to authorize the directors to determine its remuneration.	Issuer	Y	For	For
				4. Approve the implementation and establishment of the company’s omnibus incentive plan for the directors and employees of the company.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/25/2009	1. Election of Directors	Issuer	Y	For	For

2. Re-approval of the material terms of the performance goals under the 2004 stock award and incentive plan to preserve Charming Shoppes’ tax deductions in accordance with Section 162(m) of the Internal Revenue Code.

					Issuer	Y	For	For
				3. Ratify the appointment of Ernst & Young LLP as independent auditors of Charming Shoppes to serve for the 2010 fiscal year.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/09

* Print the name and title of each signing officer under his or her signature.

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